BORROWINGS (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 07, 2020 SGD ($)	Dec. 10, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Principal amount	$ 2,537,479	$ 3,401,237		$ 2,310,757	$ 2,323,423	$ 250,000	$ 1,500,000
Fixed interest rate	4.73%	4.73%	4.73%			5.00%	5.50%
Principal amount	$ 249,761	$ 334,779		385,691
Bank Loan [member]
IfrsStatementLineItems [Line Items]
Principal amount		$ 660,000	RM 2,000,000
Fixed interest rate	4.40%	4.40%	4.40%
Installments		$ 15,454
Principal amount		34,779		$ 35,691
Third Party Loan [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate				3.00%
Principal amount				$ 350,000
Loan From Related Party [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate	5.00%	5.00%	5.00%
Principal amount		$ 300,000